Subsequent event	12 Months Ended
Dec. 31, 2024
Subsequent event
Subsequent event

28.         Subsequent event

On April 25,2025, GACN reported that pursuant to the resolutions adopted at the Annual General Ordinary Stockholders ‘Meeting held on that same date, shareholders approved a cash dividend in the amount of Ps.4,500,000, to be paid two installments: the first installment of Ps.2,250,000 no later than May 31,2025, and a second installment of Ps.2,250,000, no later than November 30,2025.